Shareholder Report, Average Annual Return (Details)	12 Months Ended
Mar. 31, 2025
Peerless Option Income Wheel ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.96%
S&P 500® Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.98%